Customer and Vendor Concentration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of customer concentration of risk
Revenue	$ 18,775,955	$ 11,933,433
Accounts Receivable	1,500,000
Revenue [Member]
Schedule of customer concentration of risk
Revenue	$ 18,775,955	$ 11,933,433
Concentration risk, percentage	100.00%	100.00%
Revenue [Member] | Customer A [Member]
Schedule of customer concentration of risk
Revenue	$ 4,315,189	$ 4,094,994
Concentration risk, percentage	23.00%	34.00%
Revenue [Member] | Customer B [Member]
Schedule of customer concentration of risk
Revenue	$ 5,923,565	$ 6,424,766
Concentration risk, percentage	32.00%	54.00%
Revenue [Member] | Customer C [Member]
Schedule of customer concentration of risk
Revenue	$ 2,783,292
Concentration risk, percentage	15.00%	0.00%
Revenue [Member] | Other customers [Member]
Schedule of customer concentration of risk
Revenue	$ 5,753,909	$ 1,413,673
Concentration risk, percentage	30.00%	12.00%
Accounts Receivable [Member]
Schedule of customer concentration of risk
Accounts Receivable	$ 1,415,083	$ 855,963
Concentration risk, percentage	100.00%	100.00%
Accounts Receivable [Member] | Customer A [Member]
Schedule of customer concentration of risk
Accounts Receivable	$ 387,729	$ 392,453
Concentration risk, percentage	27.00%	46.00%
Accounts Receivable [Member] | Customer B [Member]
Schedule of customer concentration of risk
Accounts Receivable	$ 449,658	$ 442,885
Concentration risk, percentage	32.00%	52.00%
Accounts Receivable [Member] | Customer C [Member]
Schedule of customer concentration of risk
Accounts Receivable	$ 42,624
Concentration risk, percentage	3.00%	0.00%
Accounts Receivable [Member] | Other customers [Member]
Schedule of customer concentration of risk
Accounts Receivable	$ 535,072	$ 20,625
Concentration risk, percentage	38.00%	2.00%